Equity and Other Equity Items	12 Months Ended
Mar. 31, 2019
Equity [abstract]
Equity and Other Equity Items
Equity and Other Equity Items

	(Thousands of Shares)
	2018	2019
Authorized shares as of April 1	3,500,000	3,500,000
Outstanding shares:
At April 1	790,521	794,688
Exercise of stock options	617	15
Issuance of shares (Note 31)	3,550	770,303
At March 31	794,688	1,565,006

The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The number of treasury shares included in the above outstanding shares was 9,680 thousand shares, 13,379 thousand shares, and 10,226 thousand shares as of April 1, 2017, March 31, 2018, and 2019, respectively. The number of treasury shares as of March 31, 2018 and March 31, 2019 includes 13,133 thousand shares and 9,976 thousand shares, respectively, held by the Employee Stock Ownership Plan ("ESOP") Trust and the Board Incentive Plan ("BIP") Trust. The ESOP and BIP Trust acquired 246 thousand shares and sold 3,403 thousand shares during the year ended March 31, 2019.
During the year ended March 31, 2018, the Company issued 3,550 thousand shares through third- party allotment to the Master Trust Bank of Japan, Ltd., which is the trust account for Takeda’s ESOP subsidiary. The issuance of these shares resulted in an increase in share capital of 11,388 million JPY and share premium of 11,286 million JPY. The Master Trust Bank of Japan is a co-trustee of the ESOP. This issuance was approved by the resolution of our Board of Directors. These shares were reacquired by the Company from the ESOP trust for distribution of share based compensation awards. The reacquisition of the shares resulted in an increase in treasury shares of 22,773 million JPY.
During the year ended March 31, 2019, the Company issued 770,303 thousand ordinary shares to fund the acquisition of Shire (Note 31).

Dividends Declared and Paid	JPY (millions) Total Dividends	Dividends Per Share JPY	Basis Date	Effective Date
April 1, 2016, to March 31, 2017
Q1 2016	¥71,112	¥90.00	March 31, 2016	June 30, 2016
Q3 2016	71,122	90.00	September 30, 2016	December 1, 2016
April 1, 2017, to March 31, 2018
Q1 2017	71,133	90.00	March 31, 2017	June 29, 2017
Q3 2017	71,165	90.00	September 30, 2017	December 1, 2017
April 1, 2018, to March 31, 2019
Q1 2018	71,507	90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018

Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends Declared	JPY (millions) Total Dividends	Dividends Per Share JPY	Basis Date	Effective Date
April 1, 2019, to March 31, 2020
Q1 2019	¥140,836	¥90.00	March 31, 2019	June 28, 2019